Employee Benefit Plans	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Employee Benefit Plans

(11) Employee Benefit Plans

Defined Contribution Plan—The Company sponsors an employee 401(k) savings plan for its employees and certain union employees. The plan provides for various required and discretionary Company matches of employees’ eligible compensation contributed to the plans. The expense for the defined contribution plans was $7.1 million, $3.8 million and $2.3 million for the years ended January 2, 2016, December 27, 2014 and December 28, 2013, respectively.

Defined Benefit and Other Postretirement Benefits Plans—The Company’s subsidiary, Continental Cement, sponsors two noncontributory defined benefit pension plans for hourly and salaried employees. The salaried plan is closed to new participants and benefits are frozen. The hourly plan is also frozen except that new hourly participants from the Davenport, Iowa location accrue new benefits in the hourly plan. Pension benefits for eligible hourly employees are based on a monthly pension factor for each year of credited service. Pension benefits for eligible salaried employees are generally based on years of service and average eligible compensation.

Continental Cement also sponsors three unfunded healthcare and life insurance benefits plans for certain eligible retired employees. Effective January 1, 2014, the plan covering employees of the Hannibal, Missouri location was amended to eliminate all future retiree health and life coverage for current employees. During 2015, Continental Cement adopted two new unfunded healthcare and life insurance plans to provide benefits prior to Medicare eligibility for certain salaried and hourly employees of the Davenport, Iowa location.

The funded status of the pension and other postretirement benefit plans is recognized in the consolidated balance sheets as the difference between the fair value of plan assets and the benefit obligations. For defined benefit pension plans, the benefit obligation is the projected benefit obligation (“PBO”) and for the healthcare and life insurance benefits plans, the benefit obligation is the accumulated postretirement benefit obligation (“APBO”). The PBO represents the actuarial present value of benefits expected to be paid upon retirement based on estimated future compensation levels. However, since the plans’ participants are not subject to future compensation increases, the plans’ PBO equals the APBO. The APBO represents the actuarial present value of postretirement benefits attributed to employee services already rendered. The fair value of plan assets represents the current market value of assets held by an irrevocable trust fund for the sole benefit of participants. The measurement of the benefit obligations are based on the Company’s estimates and actuarial valuations. These valuations reflect the terms of the plan and use participant-specific information, such as compensation, age and years of service, as well as certain assumptions that require significant judgment, including estimates of discount rates, expected return on plan assets, rate of compensation increases, interest-crediting rates and mortality rates.

Effective in 2015, the Company uses December 31 as the measurement date for its defined benefit pension and other postretirement benefit plans.

Obligations and Funded Status—The following information is as of December 31, 2015 and December 27, 2014 and for the years ended December 31, 2015, December 27, 2014 and December 28, 2013:

	2015		2014
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Change in benefit obligations:
Beginning of period	$28,909	$13,356	$25,644	$14,155
Service cost	159	149	75	106
Interest cost	1,041	447	1,081	493
Actuarial (gain) loss	(1,465)	(1,720)	3,798	1,992
Change in plan provision	908	1,896	—	(2,553)
Benefits paid	(1,638)	(670)	(1,689)	(837)

End of period	27,914	13,458	28,909	13,356

Change in fair value of plan assets:
Beginning of period	$18,872	$—	$19,074	$—
Actual return on plan assets	(63)		526	—
Employer contributions	1,166	670	961	837
Benefits paid	(1,639)	(670)	(1,689)	(837)

End of period	18,336	—	18,872	—

Funded status of plans	$(9,578)	$(13,458)	$(10,037)	$(13,356)

Current liabilities	$—	$(964)	$—	$(1,041)
Noncurrent liabilities	(9,578)	(12,494)	(10,037)	(12,315)

Liability recognized	$(9,578)	$(13,458)	$(10,037)	$(13,356)

Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$9,024	$3,949	$9,365	$5,904
Prior service cost	—	(2,206)	—	(2,380)

Total amount recognized	$9,024	$1,743	$9,365	$3,524

The amount recognized in accumulated other comprehensive income (“AOCI”) is the actuarial loss and prior service cost, which has not yet been recognized in periodic benefit cost, adjusted for amounts allocated to the redeemable noncontrolling interest. At January 2, 2016, the actuarial loss expected to be amortized from AOCI to periodic benefit cost in 2016 is $16 thousand and $1.7 million for the pension and postretirement obligations, respectively.

	2015		2014		2013
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Amounts recognized in other comprehensive (income) loss:
Net actuarial (loss) gain	$(16)	$(1,720)	$4,650	$1,992	$(2,838)	$(1,048)
Prior service cost	—	—	—	(2,553)	—	—
Amortization of prior year service cost	—	174	—	174	—	180
Curtailment benefit	—	—	—	1,346	—	—
Amortization of gain	(326)	(235)	(117)	(227)	(387)	(314)
Adjustment to Prior Service Cost due to purchase accounting	—	—	—	—	—	—

Total amount recognized	$(342)	$(1,781)	$4,533	$732	$(3,225)	$(1,182)

Components of net periodic benefit cost:
Service cost	$159	$149	$75	$106	$295	$236
Interest cost	1,041	447	1,081	493	963	513
Amortization of loss	326	235	117	227	387	314
Expected return on plan assets	(1,385)	—	(1,378)	—	(1,348)	—
Curtailments	—	—	—	(1,346)	—	—
Special termination benefits	—	—	—	—	—	39
Amortization of prior service credit	—	(174)	—	(174)	—	(180)

Net periodic benefit cost	$141	$657	$(105)	$(694)	$297	$922

Assumptions—Weighted-average assumptions used to determine the benefit obligations as of year-end 2015 and 2014 are:

	2015		2014
	Pension benefits	Healthcare & Life Ins.	Pension benefits	Healthcare & Life Ins.
Discount rate	3.74% - 3.97%	3.34% - 3.80%	3.50% - 3.65%	3.52%
Expected long-term rate of return on plan assets	7.30%	N/A	7.30%	N/A

Weighted-average assumptions used to determine net periodic benefit cost for years ended January 2, 2016, December 27, 2014 and December 28, 2013:

	2015		2014		2013
	Pension	Healthcare	Pension	Healthcare	Pension	Healthcare
	benefits	& Life Ins.	benefits	& Life Ins.	benefits	& Life Ins.
Discount rate	3.50% - 3.98%	3.52%	4.21% - 4.46%	4.33%	3.30% - 3.57%	3.41%
Expected long-term rate of return on plan assets	7.30%	N/A	7.50%	N/A	7.50%	N/A

The expected long-term return on plan assets is based upon the Plans’ consideration of historical and forward-looking returns and the Company’s estimation of what a portfolio, with the target allocation described below, will earn over a long-term horizon. The discount rate is derived using the Citigroup Pension Discount Curve.

Assumed health care cost trend rates are 8% grading to 4.5% and 7% grading to 4.5% as of year-end 2015 and 2014, respectively. Assumed health care cost trend rates have a significant effect on the amounts reported for the Company’s healthcare and life insurance benefits plans. A one percentage-point change in assumed health care cost trend rates would have the following effects as of year-end 2015 and 2014:

	2015		2014
	Increase	Decrease	Increase	Decrease
Total service cost and interest cost components	$45	$(36)	$39	$(34)
APBO	1,302	(1,121)	1,333	(1,136)

Plan Assets—The defined benefit pension plans’ (the “Plans”) investment strategy is to minimize investment risk while generating acceptable returns. The Plans currently invest a relatively high proportion of the plan assets in fixed income securities, while the remainder is invested in equity securities, cash reserves and precious metals. The equity securities are diversified into funds with growth and value investment strategies. The target allocation for plan assets is as follows: equity securities – 30%; fixed income securities –63%; cash reserves –5%; and precious metals –2%. The Plans’ current investment allocations are within the tolerance of the target allocation. The Company had no Level 3 investments as of or for the years ended January 2, 2016 and December 27, 2014.

At year-end 2015 and 2014, the Plans’ assets were invested predominantly in fixed-income securities and publicly traded equities, but may invest in other asset classes in the future subject to the parameters of the investment policy. The Plans’ investments in fixed-income assets include U.S. Treasury and U.S. agency securities and corporate bonds. The Plans’ investments in equity assets include U.S. and international securities and equity funds. The Company estimates the fair value of the Plans’ assets using various valuation techniques and, to the extent available, quoted market prices in active markets or observable market inputs. The descriptions and fair value methodologies for the Plans’ assets are as follows:

Fixed Income Securities—Corporate and government bonds are classified as Level 2 assets, as they are either valued at quoted market prices from observable pricing sources at the reporting date or valued based upon comparable securities with similar yields and credit ratings.

Equity Securities—Equity securities are valued at the closing market price reported on a U.S. exchange where the security is actively traded and are therefore classified as Level 1 assets.

Cash—The carrying amounts of cash approximate fair value due to the short-term maturity.

Precious Metals—Precious metals are valued at the closing market price reported on a U.S. exchange where the security is actively traded and are therefore classified as Level 1 assets.

The fair value of the Plans’ assets by asset class and fair value hierarchy level as of December 31, 2015 and December 27, 2014 are as follows:

	2015
		Quoted prices in active
	Total fair	markets for identical	Observable
	value	assets (Level 1)	inputs (Level 2)
Fixed income securities:
Intermediate - government	$1,410	$—	$1,410
Intermediate - corporate	3,376	—	3,376
Short-term - government	390	—	390
Short-term - corporate	5,571	—	5,571
Equity securities:
U.S. Large cap value	1,148	1,148	—
U.S. Large cap growth	1,153	1,153	—
U.S. Mid cap value	557	557	—
U.S. Mid cap growth	569	569	—
U.S. Small cap value	554	554	—
U.S. Small cap growth	554	554	—
International	1,118	1,118	—
Cash	1,592	1,592	—
Precious metals	345	345	—

Total	$18,337	$7,590	$10,747

	2014
		Quoted prices in active
	Total fair	markets for identical	Observable
	value	assets (Level 1)	inputs (Level 2)
Fixed income securities:
Intermediate - government	$1,468	$—	$1,468
Intermediate - corporate	3,342	—	3,342
Short-term - government	2,435	—	2,435
Short-term - corporate	3,700	—	3,700
Equity securities:
U.S. Large cap value	1,180	1,180	—
U.S. Large cap growth	1,173	1,173	—
U.S. Mid cap value	590	590	—
U.S. Mid cap growth	598	598	—
U.S. Small cap value	597	597	—
U.S. Small cap growth	611	611	—
International	1,098	1,098	—
Cash	1,712	1,712	—
Precious metals	368	368	—

Total	$18,872	$7,927	$10,945

Cash Flows—The Company expects to contribute approximately $1.0 million in 2016 to both its pension plans and to its healthcare and life insurance benefits plans.

The estimated benefit payments for each of the next five years and the five-year period thereafter are as follows:

	Pension	Healthcare and Life
	benefits	Insurance Benefits
2016	1,768	964
2017	1,768	913
2018	1,807	941
2019	1,812	918
2020	1,788	937
2021- 2024	8,680	4,598

Total	$17,623	$9,271